Share capital - Issued Share Capital Narrative (Details)																							1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 17, 2022 USD ($)	Oct. 17, 2022 CHF (SFr) SFr / shares shares	Jun. 27, 2022 USD ($) shares	Jun. 27, 2022 CHF (SFr) shares	Jun. 23, 2022 USD ($) shares	Jun. 23, 2022 CHF (SFr) SFr / shares shares	Jun. 17, 2022 USD ($) shares	Jun. 17, 2022 CHF (SFr) SFr / shares shares	May 06, 2022 USD ($) shares	May 06, 2022 CHF (SFr) SFr / shares shares	Nov. 26, 2021 USD ($) shares	Nov. 26, 2021 CHF (SFr) SFr / shares shares	Sep. 09, 2021 USD ($) shares	Sep. 09, 2021 CHF (SFr) SFr / shares shares	Apr. 09, 2021 USD ($) shares	Apr. 09, 2021 CHF (SFr) SFr / shares shares	Oct. 19, 2020 USD ($) shares	Oct. 19, 2020 CHF (SFr) SFr / shares shares	Sep. 21, 2020 USD ($) shares	Sep. 21, 2020 CHF (SFr) SFr / shares shares	Feb. 12, 2020 USD ($) shares	Feb. 12, 2020 CHF (SFr) SFr / shares shares	Oct. 19, 2020 USD ($) shares	Oct. 19, 2020 CHF (SFr) SFr / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CHF (SFr) USD ($) SFr / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) Class $ / shares shares	Dec. 31, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2021 CHF (SFr) shares	Nov. 26, 2021 $ / shares	Sep. 09, 2021 $ / shares	Apr. 09, 2021 $ / shares	Apr. 01, 2021 USD ($)	Mar. 31, 2021 SFr / shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Oct. 19, 2020 $ / shares	Sep. 25, 2020 USD ($) Tranche shares	Sep. 21, 2020 $ / shares shares	Sep. 11, 2020 $ / shares shares	Aug. 31, 2020 USD ($) Tranche $ / shares shares	Feb. 12, 2020 $ / shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Equity																											$ 213,368,000	$ 115,999,000	$ 32,238,000															$ 9,262,000
Par value per share (in CHF/USD per share) | (per share)		SFr 0.05				SFr 0.05		SFr 0.05		SFr 0.05		SFr 0.05		SFr 0.05				SFr 0.05		SFr 0.05		SFr 0.05		SFr 0.05		SFr 0.05	$ 0.05		$ 0.05	SFr 0.05		$ 0.05	$ 0.05			SFr 0.01	SFr 0.05	$ 0.05		$ 0.05			$ 0.05
Number of share classes | Class																													2
Number Of Shares Issued | shares		16,700,000																								4,110,129
Share capital increase (Note 19.1)	$ 838,000	SFr 835,000	$ 22,000	SFr 22,262.6	$ 39,000	SFr 37,634.4	$ 294,000	SFr 285,750			$ 31,000	SFr 29,412	$ 10,000	SFr 9,280	$ 463,000	SFr 431,250					$ 23,000	SFr 21,850			$ 215,000	SFr 205,506.45	$ 179,205,000	154,125,000	$ 55,137,000
Issuance of ordinary shares (in shares) | shares																					437,000	437,000
Conversion price per share (in USD per share) | $ / shares																																								4.891	$ 4.891
Conversion of Convertible Loans (Note 26.1)																											24,148,000		24,148,000
Employee share-based payment issue									$ 156,000	SFr 152,650.4									$ 152,000	SFr 141,000							16,768,000	24,901,000	5,445,000
Proceeds from issuing shares	125,000,000
Transaction costs due to capital increase																											$ 13,692,000	$ 13,136,000	$ 1,333,000
Investment Agreement
Disclosure of classes of share capital [line items]
Consideration receivable for the issue of shares																																										$ 100,000,000
Number of payment tranches | Tranche																																										2
Number of shares subscribed to (in shares) | shares																																										7,124,790
Subscription price per share (in USD per share) | $ / shares																																										$ 5.755
Authorized number of shares to issue to new investors, per tranche (in shares) | shares																																										1,563,977
Investment Agreement | First Tranche
Disclosure of classes of share capital [line items]
Consideration receivable for the issue of shares																																										$ 50,000,000
Investment Agreement | Second Tranche
Disclosure of classes of share capital [line items]
Consideration receivable for the issue of shares																																										$ 50,000,000
Amendment No. 1 to the Investment Agreement
Disclosure of classes of share capital [line items]
Proceeds from issue of preference shares																	$ 14,000,000		$ 41,000,000				$ 55,000,000
Consideration receivable for the issue of shares																																							$ 110,000,000
Number of payment tranches | Tranche																																							2
Number of shares subscribed to (in shares) | shares																																							9,557,646
Subscription price per share (in USD per share) | $ / shares																																						$ 5.755		$ 5.755	$ 5.755
Authorized number of shares to issue to new investors, per tranche (in shares) | shares																																							2,432,856
Amendment No. 1 to the Investment Agreement | First Tranche
Disclosure of classes of share capital [line items]
Consideration receivable for the issue of shares																																							$ 55,000,000
Amendment No. 1 to the Investment Agreement | Second Tranche
Disclosure of classes of share capital [line items]
Consideration receivable for the issue of shares																																							$ 55,000,000
SAFE
Disclosure of classes of share capital [line items]
Par value per share (in CHF/USD per share) | (per share)																SFr 0.05																		$ 0.05
Share capital increase (Note 19.1)															$ 24,000	SFr 22,059
Issuance of ordinary shares (in shares) | shares															441,176	441,176
Consideration receivable for the issue of shares																																			$ 7,500,000
Underwriting Agreement
Disclosure of classes of share capital [line items]
Issuance of ordinary shares (in shares) | shares							752,688	752,688
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																													13,753,612								13,753,612
Dividend rights as a percentage of the share price																													6.00%
Issuance of ordinary shares (in shares) | shares															13,753,612	13,753,612											13,753,612	(13,753,612)	0
Issuance of preferred shares (in shares) | shares																													13,753,612
Number of shares issued in conversion (in shares) | shares																				4,195,966																				4,195,966	4,195,966
Number of shares authorized (in shares) | shares																													12,337,835								12,337,835
Preferred shares | Amendment No. 1 to the Investment Agreement
Disclosure of classes of share capital [line items]
Issuance of preferred shares (in shares) | shares																	2,432,856	2,432,856	7,124,790	7,124,790			9,557,646	9,557,646
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																											62,739,265	35,973,339	12,319,805	62,739,265	35,973,339						12,319,805
Number Of Shares Issued | shares																											62,739,265	35,973,339	12,319,805	62,739,265	35,973,339						12,319,805
Issuance of ordinary shares (in shares) | shares									3,053,008	3,053,008	588,237	588,237	185,608	185,608	8,625,000	8,625,000			2,820,000	2,820,000							30,756,077	23,593,633	3,257,000
Issuance of preferred shares (in shares) | shares																													0
Number of shares authorized (in shares) | shares																											3,144,360	15,874,000	1,060,000	3,144,360	15,874,000						1,060,000
Ordinary shares | Forbion Growth Opportunities Fund II
Disclosure of classes of share capital [line items]
Share Price1																										5.75
Number Of Shares Issued | shares						425,252																				3,478,260
Ordinary shares | Underwriting Agreement
Disclosure of classes of share capital [line items]
Par value per share (in CHF/USD per share) | SFr / shares								SFr 0.05
Number Of Shares Issued | shares								5,715,000
Issuance of ordinary shares (in shares) | shares					752,688	752,688
Proceeds from issuing shares							$ 34,000,000
Share capital
Disclosure of classes of share capital [line items]
Equity																											$ 3,499,000	$ 1,935,000	$ 1,408,000															492,000
Share capital increase (Note 19.1)											$ 9,969,000	SFr 9,398,000	$ 1,438,000	SFr 1,369,000
Conversion of Convertible Loans (Note 26.1)																			$ 228,000	SFr 209,798
Employee share-based payment issue																			$ 114,000	104,886
Share capital | Preferred shares
Disclosure of classes of share capital [line items]
Share capital increase (Note 19.1)																													741,000
Share capital | Preferred shares | Amendment No. 1 to the Investment Agreement
Disclosure of classes of share capital [line items]
Share capital increase (Note 19.1)																		SFr 121,643		SFr 356,240			$ 513,000	SFr 477,882
Share capital | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital increase (Note 19.1)																											1,564,000	527,000	175,000
Issued share capital
Disclosure of classes of share capital [line items]
Equity																											3,499,000	1,935,000	1,408,000	SFr 3,369,589.50	SFr 1,831,785.65						SFr 1,339,785							492,000
Share capital increase (Note 19.1)																											1,349,000	486,000	650,000
Conversion of Convertible Loans (Note 26.1)																													228,000
Treasury shares
Disclosure of classes of share capital [line items]
Equity																											$ (805,000)	$ (35,000)	$ (38,000)															$ 0
Number of shares outstanding (in shares) | shares																											4,652,525	662,374	722,275	4,652,525	662,374						722,275							(1,875)
Share capital increase (Note 19.1)																												$ 0	$ (38,000)
Employee share-based payment issue																											$ 78,000	3,000
Transaction costs due to capital increase																											0
Treasury shares | Ordinary shares | Forbion Growth Opportunities Fund II
Disclosure of classes of share capital [line items]
Number Of Shares Issued | shares			3,053,008	3,053,008
Capital Reserves (Reserves)
Disclosure of classes of share capital [line items]
Equity																											409,289,000	244,933,000	100,904,000															$ 24,251,000
Share capital increase (Note 19.1)	$ 124,412,000	SFr 123,988,000	$ 19,822,000	SFr 18,956,000	$ 3,912,000	SFr 3,748,000	$ 29,710,000	SFr 28,882,000							$ 146,162,000	SFr 136,420,000											177,856,000	153,639,000	54,487,000
Conversion of Convertible Loans (Note 26.1)																													23,920,000
Transaction costs due to capital increase																											$ 13,692,000	$ 13,136,000	$ 1,333,000
Capital Reserves (Reserves) | SAFE
Disclosure of classes of share capital [line items]
Share capital increase (Note 19.1)															$ 7,476,000	SFr 6,976,000